Annual Fund Operating Expenses - Invesco Rochester Limited Term New York Municipal Fund	Jun. 28, 2021
Class A
Operating Expenses:
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.12%
Interest	0.11%
Total Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.87%
Class C
Operating Expenses:
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.12%
Interest	0.11%
Total Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.63%
Class Y
Operating Expenses:
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.12%
Interest	0.11%
Total Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.63%
Class R6
Operating Expenses:
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.06%
Interest	0.11%
Total Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.57%